Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Net Carrying Amount of Goodwill
The changes in the net carrying amount of goodwill are as follows (in millions):

	Employer Solutions	Professional Services	Total
Balance as of December 31, 2021	$3,564	74	3,638

Acquisitions (1)	44	—	44
Foreign currency translation	(2)	(1)	(3)

Balance as of December 31, 2022	$3,606	73	3,679

(1)	Amounts relate to the 2022 Acquisition and measurement period adjustments related to prior year acquisitions. See Note 4 “Acquisitions” for more information.

Schedule of Intangible Assets by Asset Class
Intangible assets by asset class are as follows (in millions):

	December 31, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer-related and contract based intangibles	$3,670	$364	$3,306	$3,662	$119	$3,543
Technology related intangibles	263	63	200	254	20	234
Trade name (finite life)	408	42	366	407	14	393

Total	$4,341	$469	$3,872	$4,323	$153	$4,170

Schedule of Intangible Asset Net Carrying Amount and Weighted Average Remaining Useful Lives
The following table reflects intangible asset net carrying amount and weighted average remaining useful lives as of December 31, 2022 (in millions, except for years):

	Net Carrying Amount	Weighted-Average Remaining Useful Lives
Intangible assets at December 31, 2022:
Customer-related and contract-based intangibles	$3,306	13.5
Technology-related intangibles	200	4.5
Trade name (finite life)	366	13.3

Total	$3,872

Schedule of Intangible Assets Expected Annual Amortization Expense
Subsequent to December 31, 2022, the annual amortization expense is expected to be as follows (in millions):

	Customer-Related and Contract Based Intangibles	Technology Related Intangibles	Trade Name Intangibles
2023	$246	$45	$29
2024	246	45	29
2025	246	45	28
2026	246	44	27
2027	246	21	27
Thereafter	2,076	—	226

Total amortization expense	$3,306	$200	$366